Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 6,437,100		¥ 7,793,343	$ 1,018,174
Impairment loss on bills receivable in transit	6,000	$ 900	6,500
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	13,400		0	2,100
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	700		0	100
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 523,500		¥ 1,014,100	$ 82,800